Post-employment benefit plans - Defined Benefit Plans Recognized in Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income [abstract]
Cumulative gains recognized directly in equity, January 1	$ 1,228	$ 432
Actuarial gains in other comprehensive income	881	984
Increase in the effect of the asset limit in other comprehensive income	(22)	(188)
Cumulative gains recognized directly in equity, December 31	2,087	$ 1,228
Cumulative actuarial gain (loss)	2,729
Cumulative increase in the effect of the asset limit	$ 642